Trade Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade Accounts Receivable [Abstract]
Accounts receivable	$ 7,053	$ 6,804
Less - allowance for doubtful accounts	(1,004)	(964)	(983)
Accounts receivable, net	6,049	5,840
Allowance for doubtful accounts at beginning of year	964	983	1,404
Provision	130	156	(307)
Translation adjustments	(3)	(1)	(1)
Accounts receivable written off	(87)	(174)	(113)
Allowance for doubtful accounts at end of year	$ 1,004	$ 964	$ 983